Indebtedness (Detail) (USD $)	3 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended		12 Months Ended						12 Months Ended					0 Months Ended			6 Months Ended		6 Months Ended	12 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended		6 Months Ended	12 Months Ended			12 Months Ended	6 Months Ended		12 Months Ended						0 Months Ended		12 Months Ended		6 Months Ended			6 Months Ended												12 Months Ended												12 Months Ended					6 Months Ended			6 Months Ended		12 Months Ended				12 Months Ended				6 Months Ended
	Jun. 29, 2014	Jun. 29, 2014	Jun. 30, 2013	Nov. 06, 2013	Dec. 29, 2013	Dec. 29, 2013 Successor [Member]	Dec. 29, 2013 Successor [Member]	Nov. 06, 2013 Successor [Member]	Dec. 29, 2013 Successor [Member] Gatehouse Credit Facilities [Member]	Dec. 29, 2013 Successor [Member] Gatehouse Credit Facilities [Member] Payment Option One [Member]	Dec. 29, 2013 Successor [Member] Gatehouse Credit Facilities [Member] Payment Option Two [Member]	Dec. 29, 2013 Successor [Member] Gatehouse Credit Facilities [Member] Payment Option Three [Member]	Dec. 30, 2012 Predecessor [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 29, 2013 Predecessor [Member] Holdco [Member]	Dec. 29, 2013 Predecessor [Member] 2007 Credit Facility [Member]	Dec. 30, 2012 Predecessor [Member] 2007 Credit Facility [Member]	Jan. 01, 2012 Predecessor [Member] 2007 Credit Facility [Member]	Jun. 29, 2014 Second Lien Credit Facility [Member] Successor [Member]	Nov. 26, 2013 Second Lien Credit Facility [Member] Successor [Member] Alternate Base Rate [Member]	Nov. 26, 2013 Second Lien Credit Facility [Member] Successor [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 29, 2013 Gatehouse Credit Facilities [Member]	Jun. 29, 2014 Gatehouse Credit Facilities [Member] Successor [Member]	Dec. 29, 2013 Local Media Credit Facility [Member]	Jun. 29, 2014 Local Media Credit Facility [Member] Successor [Member]	Dec. 29, 2013 Local Media Credit Facility [Member] Successor [Member]	Dec. 29, 2003 Local Media Credit Facility [Member] Successor [Member]	Dec. 29, 2013 Local Media Credit Facility [Member] Successor [Member] Alternate Base Rate [Member]	Dec. 29, 2013 Local Media Credit Facility [Member] Successor [Member] London Interbank Offered Rate (LIBOR) [Member]	Jun. 29, 2014 New Media Credit Agreement [Member] Successor [Member]	Sep. 29, 2013 2007 Credit Facility [Member] Predecessor [Member]	Dec. 30, 2012 2007 Credit Facility [Member] Predecessor [Member]	Jan. 01, 2012 2007 Credit Facility [Member] Predecessor [Member]	Dec. 29, 2013 2007 Credit Facility [Member] Predecessor [Member]	Dec. 29, 2013 2007 Credit Facility [Member] Predecessor [Member] Margin Range High [Member]	Dec. 29, 2013 2007 Credit Facility [Member] Predecessor [Member] Margin Range Low [Member]	Jun. 29, 2014 2007 Credit Facility [Member] Predecessor [Member] Holdco [Member]	Dec. 29, 2013 2007 Credit Facility [Member] Predecessor [Member] Holdco [Member]	Jun. 29, 2014 First Amendment 2007 Credit Facility [Member] Predecessor [Member]	Dec. 29, 2013 First Amendment 2007 Credit Facility [Member] Predecessor [Member]	Dec. 29, 2013 First Amendment 2007 Credit Facility [Member] Predecessor [Member] Wells Fargo Bank [Member]	Jun. 29, 2014 Second Amendment 2007 Credit Facility [Member] Predecessor [Member] Holdco [Member]	Jun. 29, 2014 Fourth Amendment 2007 Credit Facility [Member] Predecessor [Member]	Dec. 29, 2013 Fourth Amendment 2007 Credit Facility [Member] Predecessor [Member]	Nov. 26, 2013 Revolving Credit Facility [Member]	Sep. 29, 2013 Revolving Credit Facility [Member]	Dec. 30, 2012 Revolving Credit Facility [Member]	Jun. 29, 2014 Revolving Credit Facility [Member] First Lien Credit Facility [Member] Successor [Member]	Dec. 29, 2003 Revolving Credit Facility [Member] Second Lien Credit Facility [Member] Predecessor [Member]	Nov. 26, 2013 Revolving Credit Facility [Member] Gatehouse Credit Facilities [Member] Successor [Member]	Dec. 29, 2013 Revolving Credit Facility [Member] Local Media Credit Facility [Member]	Dec. 29, 2013 Revolving Credit Facility [Member] Local Media Credit Facility [Member] Successor [Member]	Jun. 29, 2014 Revolving Credit Facility [Member] Local Media Credit Facility [Member] Successor [Member]	Jun. 29, 2014 Revolving Credit Facility [Member] New Media Credit Agreement [Member] Successor [Member]	Jun. 29, 2014 Revolving Credit Facility [Member] New Media Credit Agreement [Member] Successor [Member] Alternate Base Rate [Member]	Jun. 29, 2014 Revolving Credit Facility [Member] New Media Credit Agreement [Member] Successor [Member] Eurodollar [Member]	Jun. 29, 2014 Revolving Credit Facility [Member] 2007 Credit Facility [Member] Predecessor [Member]	Dec. 29, 2013 Revolving Credit Facility [Member] 2007 Credit Facility [Member] Predecessor [Member]	Jun. 29, 2014 Revolving Credit Facility [Member] First Amendment 2007 Credit Facility [Member] Predecessor [Member]	Dec. 29, 2013 Revolving Credit Facility [Member] First Amendment 2007 Credit Facility [Member] Predecessor [Member]	Dec. 29, 2003 Revolving Credit Facility [Member] First Amendment 2007 Credit Facility [Member] Predecessor [Member]	Jun. 29, 2014 Revolving Credit Facility [Member] Second Amendment 2007 Credit Facility [Member] Predecessor [Member]	Nov. 26, 2013 Term Loan A [Member]	Jun. 29, 2014 Term Loan A [Member] First Lien Credit Facility [Member] Successor [Member]	Nov. 26, 2013 Term Loan B [Member]	Jun. 29, 2014 Term Loan B [Member] First Lien Credit Facility [Member] Successor [Member]	Dec. 29, 2003 Letter Of Credit [Member] Second Lien Credit Facility [Member] Predecessor [Member]	Dec. 29, 2013 Letter Of Credit [Member] Local Media Credit Facility [Member]	Dec. 29, 2013 Letter Of Credit [Member] Local Media Credit Facility [Member] Successor [Member]	Jun. 29, 2014 Letter Of Credit [Member] Local Media Credit Facility [Member] Successor [Member]	Jun. 29, 2014 Letter Of Credit [Member] New Media Credit Agreement [Member] Successor [Member]	Jun. 29, 2014 Letter Of Credit [Member] 2007 Credit Facility [Member] Predecessor [Member]	Dec. 29, 2013 Letter Of Credit [Member] 2007 Credit Facility [Member] Predecessor [Member]	Jun. 29, 2014 Letter Of Credit [Member] Second Amendment 2007 Credit Facility [Member] Predecessor [Member]	Jun. 29, 2014 Swingline Facility [Member] Predecessor [Member]	Dec. 29, 2003 Swingline Facility [Member] Second Lien Credit Facility [Member] Predecessor [Member]	Dec. 29, 2013 Swingline Facility [Member] Local Media Credit Facility [Member]	Jun. 29, 2014 Swingline Facility [Member] Local Media Credit Facility [Member] Successor [Member]	Jun. 29, 2014 Swingline Facility [Member] New Media Credit Agreement [Member] Successor [Member]	Dec. 29, 2013 Swingline Facility [Member] 2007 Credit Facility [Member] Predecessor [Member]	Dec. 29, 2013 Swingline Facility [Member] 2007 Credit Facility [Member] Predecessor [Member] Convertible Common Stock [Member]	Dec. 29, 2013 Swingline Facility [Member] 2007 Credit Facility [Member] Predecessor [Member] Nonvoting Common Stock [Member]	Jun. 29, 2014 Swingline Facility [Member] Second Amendment 2007 Credit Facility [Member] Predecessor [Member]	Sep. 29, 2013 Term Loan Facility [Member]	Dec. 30, 2012 Term Loan Facility [Member]	Jun. 29, 2014 Term Loan Facility [Member] New Media Credit Agreement [Member] Successor [Member]	Jun. 29, 2014 Term Loan Facility [Member] New Media Credit Agreement [Member] Successor [Member] Alternate Base Rate [Member]	Jun. 29, 2014 Term Loan Facility [Member] New Media Credit Agreement [Member] Successor [Member] Eurodollar [Member]	Jun. 29, 2014 Term Loan Facility [Member] 2007 Credit Facility [Member] Predecessor [Member]	Dec. 29, 2013 Term Loan Facility [Member] 2007 Credit Facility [Member] Predecessor [Member]	Dec. 29, 2013 Term Loan Facility [Member] First Amendment 2007 Credit Facility [Member] Predecessor [Member]	Sep. 29, 2013 Incremental Term Loan Facility [Member]	Dec. 30, 2012 Incremental Term Loan Facility [Member]	Jun. 29, 2014 Incremental Term Loan Facility [Member] New Media Credit Agreement [Member] Successor [Member]	Dec. 29, 2013 Incremental Term Loan Facility [Member] First Amendment 2007 Credit Facility [Member] Predecessor [Member]	Jun. 29, 2014 Incremental Term Loan Facility [Member] First Amendment 2007 Credit Facility [Member] Predecessor [Member]	Sep. 29, 2013 Delayed Term Loan Facility [Member]	Dec. 30, 2012 Delayed Term Loan Facility [Member]	Jun. 29, 2014 Delayed Term Loan Facility [Member] 2007 Credit Facility [Member] Predecessor [Member]	Dec. 29, 2013 Delayed Term Loan Facility [Member] 2007 Credit Facility [Member] Predecessor [Member]
Credit Facility [Line Items]
Debt, principal amount																			$ 50,000,000					$ 33,000,000	$ 33,000,000														$ 1,195,000,000	$ 1,195,000,000									$ 20,000,000										$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 20,000,000	$ 25,000,000	$ 25,000,000	$ 50,000,000	$ 50,000,000	$ 5,000,000							$ 5,000,000		$ 5,000,000							$ 5,000,000			$ 200,000,000			$ 670,000,000	$ 670,000,000					$ 275,000,000	$ 275,000,000			$ 250,000,000	$ 250,000,000
Maximum borrowing amount																																													40,000,000			40,000,000			10,000,000		10,000,000	25,000,000			40,000,000	40,000,000										3,000,000		3,000,000	5,000,000	15,000,000	15,000,000		10,000,000		4,000,000	4,000,000	5,000,000	10,000,000														75,000,000
Amount funded on effective date																																													25,000,000
Contractual interest rate, spread (as a percent)																				11.00%	10.00%							5.50%	6.50%
Unused commitment fees (as a percent)																																																		0.50%		0.75%																	6.00%
Percentage of excess cash flow to be paid - alternative 1									100.00%																	100.00%				100.00%																																																								1.00%
Leverage ratio - alternative 1, less than or equal to									275.00%																	200.00%				300.00%
Percentage of excess cash flow to be paid - alternative 2									50.00%																	50.00%				50.00%
Leverage ratio - alternative 2, greater than									275.00%																	200.00%				275.00%
Leverage ratio - alternative 3, less than or equal to									250.00%																	174.00%				275.00%
Percentage of excess cash flow to be paid - alternative 3									0.00%																	0.00%				25.00%
Leverage ratio - alternative 4, greater than									250.00%																	175.00%				250.00%
Debt, quarterly installment payment										875,000	1,250,000	2,000,000														203,000
Debt covenant - minimum fixed charge coverage ratio									100.00%														100.00%		200.00%		200.00%			100.00%
Debt covenant - maximum fixed charge coverage ratio									325.00%														3.25%		250.00%	100.00%	250.00%			325.00%
Net borrowings under credit facilities		193,275,000	0			149,000,000	149,000,000
Interest rate during period																																																				7.50%
Principal payments due, Tranche 2																										406,000
Percent of net cash proceeds of funded indebtedness that must be prepaid																										100.00%
Percentage of Specified equity contributions that must be prepaid																										100.00%
Debt Instruments [Abstract]
Long-term debt fair value																						150,000,000		33,000,000						200,000,000
Percent of present and future first-tier foreign subsidiaries which secure the credit facility																																																																																	65.00%	100.00%
LIBOR Rate Loans applicable margin rate																																			2.00%	1.50%
Alternate Base Rate Loans applicable margin rate																																			1.00%	0.50%
Commitment fee percent on undrawn commitments																																			0.50%	0.25%
Excess Cash Flow rate																50.00%																50.00%	50.00%					50.00%
Total Leverage Ratio required to qualify for no prepayments based on Excess Cash Flow Rate, less than or equal to																																						600.00%
Total Leverage Ratio reduced to this with asset disposition proceeds in excess of specified amounts for prepayment of borrowings under term loan facility, less than or equal to																																						625.00%
Percent that net cash proceeds exceeds repay of credit facility																																						50.00%
Total Leverage Ratio reduced to this with proceeds of equity issuances for prepayment of borrowings under term loan facility, less than																																						600.00%
Percent of proceeds of debt issuances																																						100.00%
Total Leverage Ratio needed to qualify for no prepayments under the term loan facility based on the percent of proceeds of debt issuances, less than																																						600.00%
Total Leverage Ratio required to maintain at any time if an extension of credit is outstanding under the revolving credit facility, less than or equal to																																					650.00%	650.00%
Pro forma Total Leverage Ratio required to maintain in order to incur indebtedness, less than																																						650.00%
Fixed Charge Coverage Ratio to permit Holdco to make restricted payments, equal to or greater than																																						100.00%
Amount of additional debt that is allowable under the incurrence test																																						1,000
Margin rate added to LIBOR based on credit rating																																																																																															2.00%
Margin rate added to LIBOR																																																																																											2.00%				2.25%
Margin rate added to federal funds effective rate																																																																																											0.50%				0.50%
Margin rate added to the greater of prime rate set by Wells Fargo Bank or margin rate plus federal funds effective rate					1.00%																																				1.00%
Prepayment premium rate																																																																																											1.00%
Debt, principal amount available prior to amendment																																																														40,000,000					15,000,000							15,000,000		10,000,000							10,000,000
Senior Secured Incurrence Test Ratio needed to incur additional term debt, less than															400.00%																											400.00%
Original permitted investment basket																																											35,000,000	35,000,000
New permitted investment basket																																											50,000,000	50,000,000
Amendment fee percentage																																											3.50%	3.50%
Credit agreement amendment fees				6,790,000																																							6,790,000	6,790,000
Principal payments required		157,999,000	6,648,000										2,540,000				6,648,000	4,600,000														6,648,000	4,600,000
Long-term debt	190,898,000	190,898,000			177,703,000	177,703,000	177,703,000	32,188,000					1,167,450,000	32,188,000		0																		0												0	0																																					658,281,000	654,554,000	200,000,000						268,660,000	270,190,000				244,236,000	245,627,000
Percent of holders of Secured Debt that voted to accept the Plan																															100.00%
Maturity date																																																						Jun. 04, 2019			Feb. 28, 2014																													Jun. 04, 2020			Aug. 28, 2014										Aug. 28, 2014
Original issue discount	(7,602,000)	(7,602,000)			(985,000)																									6,725,000																																																								6,725,000
Long-term debt, percentage bearing fixed interest, percentage rate																																																							4.25%	5.25%																															5.25%	6.25%
Long-term debt, percentage bearing variable interest, percentage rate																																																																																							2.00%	1.00%
Difference between two credit facility yields, greater than																																																																																														0.50%
Change in all-in yield, less than Incremental Yield																																																																																						0.50%
Percent of assets as pledge of equity interest																																																																																						100.00%
Repayment amount as a percent of original principal amount																																																																																						1.00%
Percentage of excess cash flow to be paid - alternative 4																														0.00%
Leverage ratio - alternative 5, less than or equal to																														250.00%
Frequency of periodic payment																																																																																						Quarterly
Difference between present value of cash flows under two credit facilities																														10.00%
Deferred Finance Costs, Own-share Lending Arrangement, Issuance Costs, Net																														10,202,000
Deferred financing costs capitalized																														1,700,000
Loss on early extinguishment of debt	(9,047,000)	(9,047,000)																												9,047,000
Long-term debt fair value																						$ 150,000,000		$ 33,000,000						$ 200,000,000